Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Segment information
Schedule of segment information

		Property		Consultancy	Advisory
		lease	Applications,	services	and	Corporate
For the year ended	Money	and	technology,	for insurance	referral	unallocated
December 31, 2024	lending	management	and services	products	services	(note)	Consolidated
Revenues	$3,308	$1,780	$151	$4,478	$356	$—	$10,073
Gross profit (loss)	2,652	(1,185)	25	468	63	(82)	1,941
Operating expenses	(4,881)	(726)	(35)	(459)	(330)	(1,238)	(7,669)
Operating income (loss)	(2,229)	(1,911)	(10)	9	(267)	(1,320)	(5,728)
Other income (loss)	4	5	—	(2)	28	(7,693)	(7,658)
Income (Loss) before provision for income taxes and non-controlling interests	(2,225)	(1,906)	(10)	7	(239)	(9,013)	(13,386)
Income tax (expense) benefit	(236)	249	1	(54)	(1)	14	(27)
Net loss	(2,461)	(1,657)	(9)	(47)	(240)	(8,999)	(13,413)

As of December 31, 2024
Identifiable long-lived assets	556	44,353	42	—	—	1,329	46,280
Total assets	17,537	45,993	586	1,178	361	13,530	79,185

		Property	Financial
	Money	lease	technology	Corporate
For the year ended	lending	and	solutions	unallocated
December 31, 2023	services	management	and services	(note)	Consolidated
Revenues	$2,313	$1,069	$187	$—	$3,569
Gross profit (loss)	1,865	(1,084)	(5)	—	776
Operating expenses	(1,241)	(452)	(31)	(854)	(2,578)
Operating loss	624	(1,536)	(36)	(854)	(1,802)
Other income	10	(65)	(1)	(1)	(57)
Loss before provision for income taxes and non-controlling interests	634	(1,601)	(37)	(855)	(1,859)
Income tax (expense) benefit	(84)	231	(7)	—	140
Net loss	550	(1,370)	(44)	(855)	(1,719)

As of December 31, 2023
Identifiable long-lived assets	562	46,203	36	1	46,802
Total assets	22,157	46,953	583	652	70,345

			Property	Financial
	LCD/	Money	lease	technology	Corporate
For the year ended	LED	lending	and	solutions	unallocated
December 31, 2022	products	services	management	and services	(note)	Consolidated
Revenues	$—	$2,451	$1,106	$318	$—	$3,875
Gross profit (loss)	—	1,862	(1,065)	25	—	822
Operating expenses	(4)	165	(497)	(36)	(986)	(1,358)
Operating loss	(4)	2,027	(1,562)	(11)	(986)	(536)
Other income	—	30	107	(1)	(2)	134
Loss before provision for income taxes and non-controlling interests	(4)	2,057	(1,455)	(12)	(988)	(402)
Income tax (expense) benefit	—	(181)	245	(8)	—	56
Net loss	(4)	1,876	(1,210)	(20)	(988)	(346)

As of December 31, 2022
Identifiable long-lived assets	1	517	48,127	52	—	48,697
Total assets	201	14,466	49,071	5,651	297	69,686

Note:     Corporate expenses include expenses incurred by corporate headquarters which are not allocated to the operating segments.

Schedule of company's net revenue from external customers by geographic areas

	For the year ended December 31,
	2024	2023	2022
Hong Kong	10,047	3,442	3,597
Australia	—	127	278
PRC	26	—	—
Total	$10,073	$3,569	$3,875

	For the year ended December 31,
	2024	2023	2022
Hong Kong	10,047	3,442	3,595
Australia	—	127	278
PRC	26	—	—
Total	$10,073	$3,569	$3,873